Related Party Transactions (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 25, 2025
Related Party Transactions [Line Items]
Interest calculated monthly basis on one percentage on funds advanced and received		1.00%		1.00%
Interest expense		$ 323,230	$ 121,656	$ (255,842)	$ 442,869
Investor relations expenses	$ 333,781	9,310,114	3,117,588	11,928,581	2,111,753
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable – related parties		848,749		505,850
Accounts payable – related parties					2,101,113
Interest expense		510	$ 44,953	332,222	0
Other Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties		577,308		555,147		$ 315,904
PC4 [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties				239,243
BCMP Services Limited (“BCMP”) [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties		24,986		$ 24,098	$ 0
Kaela Ritchie [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties		1,865,000
Accrued advisory service fee		250,000
Investor relations expenses		$ 1,615,000